Global Wellesley Income Fund

Schedule of Investments (unaudited)
As of November 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.2%)
United States (7.2%)
1,2	Fannie Mae Pool	3.070%	2/1/25	125	131
1,2	Fannie Mae Pool	2.780%	6/1/26	275	285
1,2,3	Fannie Mae Pool	3.000%	12/1/34–12/1/47	1,448	1,483
1,2	Fannie Mae Pool	4.000%	12/1/49	188	196
1,2	Fannie Mae REMICS	2.000%	9/25/40	165	163
1,2	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	2,183	2,307
1,2	Fannie Mae REMICS	2.500%	5/25/45–3/25/53	1,056	1,062
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,550	2,618
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	4,538	4,699
1,2	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	437	453
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,525	1,616
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	520	533
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,404	1,373
1	Government National Mortgage Assn.	2.750%	9/20/44	281	286
1	UMBS Pool	2.500%	11/1/49	1,800	1,784
1	UMBS Pool	3.000%	11/1/49	549	557
1	UMBS Pool	4.000%	12/1/49	1,296	1,349
1,2,3	UMBS TBA	2.500%	12/1/49	1,500	1,485
1,3	UMBS TBA	3.000%	12/1/49	7,174	7,274
1,3	UMBS TBA	3.500%	12/1/49	3,080	3,161
	United States Treasury Note/Bond	2.375%	5/15/29	95	100
	United States Treasury Note/Bond	1.625%	8/15/29	20	20
4	United States Treasury Note/Bond	2.875%	5/15/49	370	424
	United States Treasury Note/Bond	2.250%	8/15/49	160	162
	United States Treasury Strip Principal	0.000%	5/15/47	585	317
	United States Treasury Strip Principal	0.000%	8/15/47	1,450	780
Total U.S. Government and Agency Obligations (Cost $34,123)					34,618
Asset-Backed/Commercial Mortgage-Backed Securities (3.9%)
Bermuda (0.1%)
1,5	START Ireland	4.089%	3/15/44	238	243

Canada (0.3%)
5,6	Ford Auto Securitization Trust	2.354%	6/15/23	1,820	1,375

Cayman Islands (1.4%)
1,5,7	Atlas Senior Loan Fund V Ltd., 3M USD
	LIBOR + 1.260%	3.261%	7/16/29	900	897
1,5,7	KKR CLO 16 Ltd., 3M USD LIBOR + 1.250%	3.216%	1/20/29	435	434
1,5,7	KKR CLO 17 Ltd., 3M USD LIBOR + 1.340%	3.341%	4/15/29	875	874
1,5,7	Madison Park Funding XVIII Ltd., 3M USD
	LIBOR + 1.190%	3.156%	10/21/30	875	875
1,5,7	Madison Park Funding XXX Ltd., 3M USD
	LIBOR + 0.750%	2.751%	4/15/29	1,570	1,549
1,5,7	Magnetite VII Ltd., 3M USD LIBOR + 0.800%	2.801%	1/15/28	1,510	1,502

1,5,7	Race Point IX CLO Ltd., 3M USD LIBOR +
	1.210%	3.211%	10/15/30	870	867
					6,998
Spain (0.2%)
8	Bankia SA	4.125%	3/24/36	550	935

United States (1.9%)
1,5,7	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	487	492
1,5	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	131	131
1,5,7	Bristol Park CLO Ltd., 3M USD LIBOR +
	1.420%	3.421%	4/15/29	815	815
1,5	Castlelake Aircraft Securitization Trust 2019-
	1	3.967%	4/15/39	242	245
1,5	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	290	290
1,5	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	650	660
1,5	Chrysler Capital Auto Receivables Trust
	2016-A	3.250%	6/15/22	168	168
1,5,7	COLT 2018-1 Mortgage Loan Trust	2.930%	2/25/48	96	96
1,5,7	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	133	133
1,5	DB Master Finance LLC	3.787%	5/20/49	129	133
1,5	DB Master Finance LLC	4.021%	5/20/49	114	118
1,5,7	Deephaven Residential Mortgage Trust
	2018-1	2.976%	12/25/57	186	186
1,5	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	489	491
1,5	First Investors Auto Owner Trust	2.410%	12/15/22	134	134
1,5	First Investors Auto Owner Trust 2016-1	3.410%	4/18/22	419	420
1	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	210	211
1,2	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.282%	7/25/26	235	237
1,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	238	238
1,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	183	185
1,5	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	178	178
1,5	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	98	98
1	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	242	250
1	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	250	259
1	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	390	403
1,5	SoFi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	32	32
1,5	SoFi Consumer Loan Program 2019-3 Trust	2.900%	5/25/28	1,068	1,075
1,5,7	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	266	269
1,5	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	324	332
1,5	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	140	141
1,5,7	Verus Securitization Trust 2019-2	3.211%	5/25/59	293	296
1,5	Westlake Automobile Receivables Trust	2.980%	1/18/22	304	305
					9,021
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $18,460)					18,572
Corporate Bonds (40.0%)
Australia (0.6%)
1,5	Macquarie Group Ltd.	4.150%	3/27/24	1,125	1,181
1,5	National Australia Bank Ltd.	3.933%	8/2/34	850	869

5	WEA Finance LLC	4.125%	9/20/28	610	659
5	WEA Finance LLC	4.625%	9/20/48	225	261
					2,970
Belgium (0.4%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch
	InBev Worldwide Inc.	4.900%	2/1/46	700	837
9	Anheuser-Busch InBev SA	1.750%	3/7/25	325	427
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	480	539
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	240	277
					2,080
Canada (1.2%)
	Bank of Nova Scotia	2.700%	8/3/26	990	1,003
6	Bell Canada Inc.	3.350%	3/22/23	950	735
	Emera US Finance LP	2.700%	6/15/21	475	479
	Fortis Inc.	3.055%	10/4/26	625	642
	Nutrien Ltd.	4.125%	3/15/35	750	789
6	Royal Bank of Canada	2.949%	5/1/23	1,825	1,409
	TransCanada PipeLines Ltd.	4.875%	1/15/26	475	529
					5,586
China (0.4%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	690	717
5	Tencent Holdings Ltd.	3.595%	1/19/28	690	718
5	Tencent Holdings Ltd.	3.975%	4/11/29	405	435
					1,870
France (2.4%)
1,8	AXA SA	5.125%	7/4/43	750	959
8	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	1,100	1,275
1,5	BNP Paribas SA	2.819%	11/19/25	360	361
8	BNP Paribas SA	1.500%	11/17/25	800	933
5	BPCE SA	5.700%	10/22/23	400	441
8	BPCE SA	1.125%	1/18/23	900	1,020
5	BPCE SA	3.250%	1/11/28	500	520
8	BPCE SA	2.875%	4/22/26	1,300	1,628
5	Danone SA	2.947%	11/2/26	285	293
8	Orange SA	2.000%	1/15/29	300	373
8	Orange SA	1.000%	5/12/25	1,200	1,378
8	RCI Banque SA	1.375%	3/8/24	575	648
8	RCI Banque SA	0.750%	9/26/22	625	694
8	Societe Generale SA	1.000%	4/1/22	600	675
8	Veolia Environnement SA	1.590%	1/10/28	400	483
					11,681
Germany (3.2%)
5	Bayer US Finance II LLC	4.250%	12/15/25	1,410	1,510
8	Daimler AG	0.875%	1/12/21	3,100	3,449
9	Deutsche Telekom AG	3.125%	2/6/34	675	954
9	E.ON International Finance BV	5.875%	10/30/37	200	383
8	E.ON SE	1.625%	5/22/29	250	301
8	E.ON SE	0.375%	8/23/21	1,775	1,968
9	innogy Finance BV	4.750%	1/31/34	500	828
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	800	816
8	Volkswagen Leasing GmbH	2.625%	1/15/24	525	627
8	Volkswagen Leasing GmbH	0.250%	10/5/20	1,600	1,768
8	Volkswagen Leasing GmbH	1.375%	1/20/25	800	905
8	Wintershall Dea Finance BV	0.840%	9/25/25	1,500	1,660
					15,169

Hong Kong (0.2%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	977

Italy (0.5%)
5	Intesa Sanpaolo SPA	4.000%	9/23/29	700	708
1,8	UniCredit SPA	4.875%	2/20/29	1,400	1,708
					2,416
Japan (0.3%)
10	Toyota Finance Australia Ltd.	2.500%	12/7/20	2,075	1,421

Mexico (0.4%)
	America Movil SAB de CV	3.625%	4/22/29	250	266
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	650	686
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	1,090	1,027
					1,979
Netherlands (0.4%)
8	ABN AMRO Bank NV	2.500%	11/29/23	1,025	1,236
9	Cooperatieve Rabobank UA	4.625%	5/23/29	200	307
	Shell International Finance BV	4.000%	5/10/46	425	487
					2,030
South Korea (0.0%)
5	SK Telecom Co. Ltd.	3.750%	4/16/23	200	208

Spain (2.0%)
8	Banco de Sabadell SA	1.750%	5/10/24	1,700	1,917
8	Banco de Sabadell SA	1.625%	3/7/24	1,200	1,373
8	CaixaBank SA	1.750%	10/24/23	1,700	1,954
8	Iberdrola International BV	2.875%	11/11/20	1,800	2,041
	Telefonica Emisiones SAU	4.665%	3/6/38	1,070	1,184
8	Telefonica Emisiones SAU	2.242%	5/27/22	800	930
					9,399
Switzerland (0.7%)
1,5	Credit Suisse Group AG	2.593%	9/11/25	410	409
1,8	Credit Suisse Group AG	1.250%	7/17/25	600	683
8	Holcim Finance Luxembourg SA	2.250%	5/26/28	900	1,102
5	Roche Holdings Inc.	2.625%	5/15/26	850	873
1,5	UBS Group AG	3.126%	8/13/30	285	291
					3,358
United Kingdom (3.9%)
	AstraZeneca plc	4.000%	1/17/29	720	804
1	Barclays plc	3.932%	5/7/25	785	816
	BAT Capital Corp.	3.222%	8/15/24	675	687
	BAT Capital Corp.	3.557%	8/15/27	825	840
6	BP Capital Markets plc	3.470%	5/15/25	1,325	1,044
9	CPUK Finance Ltd.	3.588%	8/28/25	1,200	1,665
8	FCE Bank plc	0.869%	9/13/21	500	550
1,8	Heathrow Funding Ltd.	1.500%	2/11/32	875	1,022
1,9	HSBC Holdings plc	2.256%	11/13/26	1,850	2,419
7	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	2.904%	5/18/24	255	256
8	Imperial Brands Finance plc	2.250%	2/26/21	2,525	2,842
5	Sky plc	3.125%	11/26/22	825	849
1,5	Standard Chartered plc	2.744%	9/10/22	905	909
	Trinity Acquisition plc	4.400%	3/15/26	888	961

Vodafone Group plc	4.375%	5/30/28	2,600	2,887
				18,551
United States (23.4%)
5 AbbVie Inc.	4.050%	11/21/39	210	218
5 AbbVie Inc.	4.250%	11/21/49	350	365
Alabama Power Co.	4.300%	7/15/48	275	326
5 Alcon Finance Corp.	3.000%	9/23/29	700	710
Allergan Funding SCS	3.800%	3/15/25	550	576
Allergan Funding SCS	4.750%	3/15/45	275	303
8 Altria Group Inc.	2.200%	6/15/27	385	445
Amazon.com Inc.	4.800%	12/5/34	150	187
8 American International Group Inc.	1.500%	6/8/23	875	1,002
American International Group Inc.	4.250%	3/15/29	650	720
American Tower Corp.	5.000%	2/15/24	200	220
American Tower Corp.	4.400%	2/15/26	325	354
American Tower Corp.	3.800%	8/15/29	825	880
Amgen Inc.	4.663%	6/15/51	350	410
Anthem Inc.	4.375%	12/1/47	290	317
Anthem Inc.	3.500%	8/15/24	325	340
Anthem Inc.	4.101%	3/1/28	665	724
Apple Inc.	2.750%	1/13/25	645	666
8 AT&T Inc.	2.450%	3/15/35	380	456
AT&T Inc.	4.125%	2/17/26	700	755
AT&T Inc.	4.900%	8/15/37	200	228
8 AT&T Inc.	1.875%	12/4/20	2,425	2,712
AT&T Inc.	3.600%	7/15/25	950	1,002
AutoZone Inc.	3.125%	4/21/26	425	437
Bank of America Corp.	3.300%	1/11/23	700	724
1 Bank of America Corp.	3.593%	7/21/28	1,550	1,642
1 Bank of America Corp.	4.271%	7/23/29	910	1,012
5 Bayer US Finance LLC	3.375%	10/8/24	765	785
BB&T Corp.	2.200%	3/16/23	720	722
BB&T Corp.	3.700%	6/5/25	805	860
Boeing Co.	3.375%	6/15/46	175	175
5 Boston Gas Co.	3.001%	8/1/29	105	108
Boston Scientific Corp.	4.000%	3/1/29	55	61
Boston Scientific Corp.	4.550%	3/1/39	550	647
Brandywine Operating Partnership LP	3.950%	11/15/27	800	842
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	1,315	1,341
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	50	49
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	850	874
5 Broadcom Inc.	4.250%	4/15/26	60	63
5 Brooklyn Union Gas Co.	4.273%	3/15/48	760	857
Capital One Financial Corp.	4.200%	10/29/25	1,000	1,070
5 Cargill Inc.	4.760%	11/23/45	275	347
CBS Corp.	3.700%	6/1/28	235	244
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.800%	3/1/50	280	290
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	750	929
8 Chubb INA Holdings Inc.	0.875%	6/15/27	1,010	1,142
8 Chubb INA Holdings Inc.	1.400%	6/15/31	475	553

Cigna Corp.	4.375%	10/15/28	435	480
Cimarex Energy Co.	4.375%	6/1/24	859	899
1 Citigroup Inc.	3.520%	10/27/28	1,530	1,612
Cleco Corporate Holdings LLC	3.743%	5/1/26	561	574
5 Cleco Corporate Holdings LLC	3.375%	9/15/29	270	270
Comcast Corp.	6.500%	11/15/35	775	1,089
Comcast Corp.	3.999%	11/1/49	60	67
Comcast Corp.	4.049%	11/1/52	10	11
Comcast Corp.	4.000%	3/1/48	20	22
Comcast Corp.	4.600%	10/15/38	265	316
Comcast Corp.	3.950%	10/15/25	255	278
CommonSpirit Health	4.200%	8/1/23	895	943
CommonSpirit Health	4.187%	10/1/49	175	178
CommonSpirit Health	3.347%	10/1/29	145	145
Conagra Brands Inc.	4.600%	11/1/25	200	220
Conagra Brands Inc.	5.300%	11/1/38	345	400
5 Cox Communications Inc.	4.600%	8/15/47	650	717
Crown Castle International Corp.	3.800%	2/15/28	1,035	1,100
CSX Corp.	4.300%	3/1/48	405	466
CVS Health Corp.	2.875%	6/1/26	1,000	1,012
CVS Health Corp.	4.100%	3/25/25	1,370	1,471
Dignity Health	4.500%	11/1/42	202	215
Dignity Health	3.812%	11/1/24	659	694
Discover Bank	4.200%	8/8/23	700	746
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	495	492
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	625	687
Dominion Energy Inc.	2.715%	8/15/21	125	126
Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	336
Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	161
Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	325
Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	212
Duke Energy Progress LLC	4.200%	8/15/45	350	404
Duke Energy Progress LLC	4.100%	3/15/43	725	820
Energy Transfer Partners LP	4.900%	3/15/35	975	1,002
EQM Midstream Partners LP	4.750%	7/15/23	1,100	1,072
5 ERAC USA Finance LLC	4.500%	2/15/45	500	559
Evergy Inc.	2.900%	9/15/29	480	478
Exxon Mobil Corp.	2.275%	8/16/26	865	870
FedEx Corp.	4.100%	2/1/45	65	64
FedEx Corp.	4.750%	11/15/45	187	201
FedEx Corp.	4.550%	4/1/46	95	100
FedEx Corp.	4.050%	2/15/48	28	27
FedEx Corp.	4.950%	10/17/48	175	193
8 Fidelity National Information Services Inc.	1.500%	5/21/27	1,405	1,629
8 Fidelity National Information Services Inc.	2.000%	5/21/30	645	774
FirstEnergy Corp.	3.900%	7/15/27	825	884
Fiserv Inc.	3.200%	7/1/26	320	332
Ford Motor Credit Co. LLC	3.815%	11/2/27	450	427
Ford Motor Credit Co. LLC	3.096%	5/4/23	1,150	1,137
5 Fox Corp.	4.030%	1/25/24	145	154
General Motors Co.	4.200%	10/1/27	550	562
General Motors Financial Co. Inc.	3.450%	4/10/22	1,535	1,564
Georgia Power Co.	4.300%	3/15/42	940	1,030
1 Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,471
1 Goldman Sachs Group Inc.	3.814%	4/23/29	235	251
1 Goldman Sachs Group Inc.	4.223%	5/1/29	635	700
HCA Inc.	5.250%	6/15/49	300	338

	Healthpeak Properties Inc.	3.000%	1/15/30	315	315
	Healthpeak Properties Inc.	4.000%	6/1/25	475	511
	Hess Corp.	7.300%	8/15/31	515	642
	International Business Machines Corp.	3.300%	5/15/26	500	526
	International Paper Co.	4.350%	8/15/48	475	500
	John Deere Capital Corp.	3.450%	3/13/25	830	884
1	JPMorgan Chase & Co.	3.782%	2/1/28	1,200	1,292
1	JPMorgan Chase & Co.	3.964%	11/15/48	850	964
8	JPMorgan Chase & Co.	3.875%	9/23/20	1,400	1,594
	Kaiser Foundation Hospitals	4.875%	4/1/42	55	69
5	KeySpan Gas East Corp.	2.742%	8/15/26	500	503
	Kraft Heinz Foods Co.	4.375%	6/1/46	270	265
	Lockheed Martin Corp.	4.090%	9/15/52	118	139
	Lowe's Cos. Inc.	4.550%	4/5/49	440	511
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	605	684
	McDonald's Corp.	4.450%	9/1/48	250	290
8	Medtronic Global Holdings SCA	1.625%	3/7/31	760	921
8	Medtronic Global Holdings SCA	1.125%	3/7/27	1,275	1,476
	Merck & Co. Inc.	3.400%	3/7/29	500	543
	Merck & Co. Inc.	4.000%	3/7/49	330	390
	Mercy Health	3.555%	8/1/27	535	558
5	Metropolitan Life Global Funding I	3.000%	9/19/27	700	728
	Microsoft Corp.	3.700%	8/8/46	650	739
	Molson Coors Brewing Co.	3.000%	7/15/26	425	428
6	Molson Coors International LP	2.840%	7/15/23	1,825	1,374
	Morgan Stanley	2.750%	5/19/22	700	709
	Morgan Stanley	3.125%	7/27/26	2,100	2,177
1	Morgan Stanley	3.772%	1/24/29	495	530
5	MPLX LP	3.500%	12/1/22	1,325	1,357
	MPLX LP	4.000%	3/15/28	200	205
	MPLX LP	4.125%	3/1/27	805	834
	National Retail Properties Inc.	3.900%	6/15/24	400	424
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	255	254
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	140	148
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	90	93
	Noble Energy Inc.	3.850%	1/15/28	575	596
5	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	12
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	300
	Occidental Petroleum Corp.	7.500%	5/1/31	135	177
1,5	Oglethorpe Power Corp.	6.191%	1/1/31	285	337
	Oglethorpe Power Corp.	5.250%	9/1/50	250	303
	Oglethorpe Power Corp.	4.250%	4/1/46	81	84
	Oglethorpe Power Corp.	4.550%	6/1/44	20	22
	Oracle Corp.	3.400%	7/8/24	425	448
	Oracle Corp.	4.000%	11/15/47	265	296
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	2.700%	11/1/24	180	181
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	4.250%	1/17/23	1,125	1,188
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.950%	3/10/25	415	440
	Philip Morris International Inc.	2.500%	11/2/22	700	710
8	Philip Morris International Inc.	2.875%	3/3/26	500	628
8	Philip Morris International Inc.	0.125%	8/3/26	590	627
	Phillips 66 Partners LP	3.750%	3/1/28	400	415
	PNC Bank NA	3.250%	1/22/28	990	1,043

1	Providence St. Joseph Health Obligated
	Group	3.930%	10/1/48	245	270
	Santander Holdings USA Inc.	3.700%	3/28/22	1,700	1,743
5	SBA Tower Trust	3.448%	3/15/23	755	777
5	SBA Tower Trust	2.877%	7/9/21	885	890
	Sempra Energy	3.250%	6/15/27	1,000	1,026
	Sierra Pacific Power Co.	2.600%	5/1/26	180	182
	Simon Property Group LP	2.450%	9/13/29	310	305
	Southern California Edison Co.	4.125%	3/1/48	475	512
	Southern California Edison Co.	3.700%	8/1/25	30	32
1,5	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,100	1,166
	SSM Health Care Corp.	3.823%	6/1/27	380	405
	Starbucks Corp.	4.500%	11/15/48	335	386
	SunTrust Bank	3.300%	5/15/26	550	572
	Synchrony Bank	3.000%	6/15/22	550	557
5	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	635	793
	Tyson Foods Inc.	5.100%	9/28/48	200	249
	Union Pacific Corp.	4.300%	3/1/49	120	140
	Union Pacific Corp.	3.700%	3/1/29	190	207
1	United Airlines 2018-1 Class B Pass Through
	Trust	4.600%	3/1/26	69	71
8	United Technologies Corp.	1.150%	5/18/24	395	452
	United Technologies Corp.	3.950%	8/16/25	310	337
	United Technologies Corp.	4.450%	11/16/38	550	654
	UnitedHealth Group Inc.	4.625%	7/15/35	90	109
	UnitedHealth Group Inc.	3.850%	6/15/28	415	457
	Verizon Communications Inc.	5.012%	8/21/54	250	326
	Verizon Communications Inc.	4.522%	9/15/48	1,250	1,496
	Verizon Communications Inc.	4.672%	3/15/55	144	179
	Viacom Inc.	5.850%	9/1/43	325	400
	Walt Disney Co.	6.200%	12/15/34	650	921
	Wells Fargo & Co.	4.300%	7/22/27	325	356
	Wells Fargo & Co.	4.750%	12/7/46	700	846
6	Wells Fargo & Co.	2.975%	5/19/26	600	456
	Welltower Inc.	4.000%	6/1/25	325	349
					112,002
Total Corporate Bonds (Cost $186,567)					191,697
Sovereign Bonds (7.3%)
Australia (0.3%)
10	Commonwealth of Australia	2.250%	11/21/22	1,185	839
10	Commonwealth of Australia	2.750%	11/21/27	160	123
10	Commonwealth of Australia	2.250%	5/21/28	870	648
					1,610
Canada (0.6%)
6	Canada	2.750%	12/1/48	65	62
6	City of Toronto	3.200%	8/1/48	1,000	839
6	Province of Ontario	2.900%	6/2/28	815	651
11	Province of Ontario	0.250%	6/28/29	1,075	1,123
					2,675
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	832

China (0.5%)
5	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	1,225	1,240
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,110	1,119
					2,359
France (0.5%)
8	Aeroports de Paris	2.750%	6/5/28	1,800	2,411

Japan (1.9%)
12	Japan	0.100%	6/20/28	71,100	663
12	Japan	0.100%	12/20/28	849,850	7,925
12	Japan	0.100%	3/20/29	42,600	397
12	Japan	0.100%	6/20/29	12,000	112
					9,097
Panama (0.4%)
1,5	Empresa de Transmision Electrica SA	5.125%	5/2/49	415	468
1	Republic of Panama	3.160%	1/23/30	1,250	1,292
					1,760
Qatar (0.4%)
5	State of Qatar	3.875%	4/23/23	785	828
5	State of Qatar	4.000%	3/14/29	595	663
5	State of Qatar	5.103%	4/23/48	285	366
					1,857
Saudi Arabia (0.6%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	2,280	2,320
5	Saudi Arabian Oil Co.	3.500%	4/16/29	785	818
					3,138
Singapore (0.1%)
5	Temasek Financial I Ltd.	3.625%	8/1/28	530	587

Supranational (0.2%)
8	European Financial Stability Facility	1.375%	5/31/47	900	1,212

United Arab Emirates (0.3%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,435	1,504

United Kingdom (1.1%)
9	United Kingdom	1.500%	1/22/21	955	1,247
9	United Kingdom	0.500%	7/22/22	775	1,002
9	United Kingdom	1.250%	7/22/27	445	606
9	United Kingdom	3.500%	1/22/45	1,200	2,326
					5,181
Virgin Islands (0.2%)
5	Sinopec Group Overseas Development 2018
	Ltd.	2.950%	11/12/29	845	847

Total Sovereign Bonds (Cost $34,254)					35,070
Taxable Municipal Bonds (1.6%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	2.574%	4/1/31	190	191
	California GO	7.550%	4/1/39	290	471
	California GO	7.625%	3/1/40	25	40
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	40	55

	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	645	888
	Chicago IL Transit Authority	6.300%	12/1/21	45	47
	Connecticut GO	5.770%	3/15/25	250	291
	County of Broward FL Airport System
	Revenue	3.477%	10/1/43	80	81
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	665	918
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	100	141
	Illinois GO	5.100%	6/1/33	865	931
13	Kansas Development Finance Authority	5.371%	5/1/26	860	952
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	135	136
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	155	221
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	75	120
14	Philadelphia PA Authority for Industrial
	Development	6.550%	10/15/28	525	662
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	555	665
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	770	773
Total Taxable Municipal Bonds (Cost $7,083)					7,583
				Shares
Common Stocks (37.9%)
Canada (3.4%)
	Bank of Nova Scotia			88,588	4,970
	TC Energy Corp.			89,190	4,540
	Royal Bank of Canada			43,073	3,520
	Enbridge Inc.			92,038	3,494
					16,524

China (1.2%)
	Guangdong Investment Ltd.			1,074,000	2,221
	ENN Energy Holdings Ltd.			184,100	2,001
5	China Tower Corp. Ltd.			7,000,000	1,430
					5,652
France (4.2%)
	AXA SA			206,414	5,616
	TOTAL SA			98,927	5,189
	Vinci SA			44,445	4,845
	Nexity SA			85,524	4,311
					19,961
Germany (1.5%)
	E.ON SE			354,414	3,709
	Volkswagen AG Preference Shares			18,153	3,502
					7,211

Greece (0.6%)
Hellenic Telecommunications Organization SA	188,306	2,828

Hong Kong (0.6%)
AIA Group Ltd.	275,600	2,758

Japan (2.8%)
Mitsubishi UFJ Financial Group Inc.	853,400	4,524
Tokio Marine Holdings Inc.	58,800	3,199
KDDI Corp.	102,700	2,950
Isuzu Motors Ltd.	223,900	2,622
		13,295
Netherlands (2.7%)
5 ABN AMRO Bank NV	256,119	4,365
Koninklijke KPN NV	1,256,847	3,871
Unilever NV	39,628	2,358
Koninklijke Philips NV	50,341	2,337
		12,931
Portugal (0.8%)
Galp Energia SGPS SA	224,000	3,643

Spain (0.4%)
* Iberdrola SA	195,071	1,919

Sweden (0.7%)
^ Millicom International Cellular SA	75,701	3,386

Switzerland (2.2%)
UBS Group AG	359,308	4,350
Novartis AG	45,525	4,197
Nestle SA	20,518	2,131
		10,678
Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	502,000	5,049

United Kingdom (2.9%)
AstraZeneca plc	46,184	4,462
Standard Chartered plc	449,292	4,042
BT Group plc	1,154,590	2,859
National Grid plc	238,736	2,745
		14,108
United States (12.9%)
Philip Morris International Inc.	61,466	5,097
Bank of America Corp.	151,613	5,052
Verizon Communications Inc.	75,459	4,546
Comcast Corp. Class A	92,906	4,102
Pfizer Inc.	95,598	3,682
Edison International	44,049	3,044
Boeing Co.	8,295	3,037
Home Depot Inc.	13,208	2,913
Anthem Inc.	10,082	2,910
Cisco Systems Inc.	62,361	2,826
Kellogg Co.	41,930	2,731
Emerson Electric Co.	36,841	2,721
Microsoft Corp.	17,915	2,712
FMC Corp.	27,682	2,712

Baxter International Inc.		33,063	2,710
Merck & Co. Inc.		30,651	2,672
Lockheed Martin Corp.		6,095	2,383
Expedia Group Inc.		20,348	2,069
TJX Cos. Inc.		32,783	2,004
Accenture plc Class A		9,129	1,836
			61,759
Total Common Stocks (Cost $169,756)			181,702
	Coupon	Shares
Temporary Cash Investment (5.2%)
Money Market Fund (5.2%)
15,16 Vanguard Market Liquidity Fund (Cost
$24,932)	1.841%	249,297	24,935
Total Investments (103.1%) (Cost $475,175)			494,177
Other Assets and Liabilities-Net (-3.1%)			(14,832)
Net Assets (100%)			479,345

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$5,805,000.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2019.
4 Securities with a value of $384,000 have been segregated as initial margin for open futures contracts.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $59,468,000, representing 12.4% of net assets.
6 Face amount denominated in Canadian dollars.
7 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 Face amount denominated in euro.
9 Face amount denominated in British pounds.
10 Face amount denominated in Australian dollars.
11 Face amount denominated in Swiss francs.
12 Face amount denominated in Japanese yen.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal
Corporation).
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
16 Collateral of $6,232,000 was received for securities on loan.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.
UMBS—Uniform Mortgage-Backed Securities.

Global Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)

							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Bobl				December 2019	53	7,844	(118)
Euro-Bund				December 2019	27	5,089	(80)
Euro-Schatz				December 2019	22	2,714	(1)
Euro-Buxl				December 2019	12	2,754	(186)
Long Gilt				March 2020	5	858	(1)
							(386)

Short Futures Contracts
10-Year U.S. Treasury Note				March 2020	(39)	(5,045)	6
Ultra Long U.S. Treasury Bond				March 2020	(5)	(939)	—
10-Year Canadian Government Bond				March 2020	(4)	(422)	—
							6
							(380)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan
Securities
LLC	1/10/20	GBP	245	USD	317	—	—
J.P. Morgan
Securities
LLC	1/10/20	USD	58,181	EUR	52,652	—	(19)
Goldman
Sachs
International	1/10/20	USD	12,603	GBP	9,767	—	(50)
Bank of
America,
N.A.	1/10/20	USD	9,339	JPY	1,014,378	37	—
Bank of
America,
N.A.	1/10/20	USD	8,103	CAD	10,777	—	(13)
J.P. Morgan
Securities
LLC	1/10/20	USD	2,925	AUD	4,307	8	—
J.P. Morgan
Securities
LLC	1/10/20	USD	1,058	CHF	1,052	2	—
						47	(82)

Global Wellesley Income Fund

AUD—Australian dollar. CAD—Canadian dollar. CHF—Swiss franc. EUR—euro. GBP—British pound. JPY—Japanese yen. USD—U.S. dollar.

At November 30, 2019, a counterparty had deposited in a segregated account securities with a value of $644,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Global Wellesley Income Fund

imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Global Wellesley Income Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	34,618	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	18,572	—
Corporate Bonds	—	191,697	—
Sovereign Bonds	—	35,070	—
Taxable Municipal Bonds	—	7,583	—
Common Stocks	78,283	103,419	—
Temporary Cash Investments	24,935	—	—
Futures Contracts—Assets[1]	7	—	—
Forward Currency Contracts—Assets	—	47	—
Forward Currency Contracts—Liabilities	—	(82)	—
Total	103,225	390,924	—
1 Represents variation margin on the last day of the reporting period.